Feb. 28, 2024
BNY Mellon Small/Mid Cap Growth Fund
BNY Mellon Small/Mid Cap Growth Fund
BNY MELLON INVESTMENT FUNDS I BNY Mellon Small/Mid Cap Growth Fund Supplement to Current Summary Prospectus and Prospectus IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective May 1, 2024, the following information will supersede and replace the information in the second and third sentence in the first paragraph in the sections "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the prospectus:

The fund considers small-cap and mid-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell Midcap® Index (the "Index"). As of January 31, 2024, the market capitalization of the largest company in the Index was approximately $76.588 billion.